ACCOUNTS PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31, 2023	December 31, 2022
	$	$
Trade payable and accrued liabilities	6,919	12,825
Wages and benefits liabilities	2,751	2,524
Other payables	128	80
Accounts payable and accrued liabilities	9,798	15,429